Nature of Operations and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 — NATURE OF OPERATIONS AND GOING CONCERN

Alpha Cognition Inc. (“ACI” or the “Company”) is a commercial stage, biopharmaceutical company dedicated to developing treatments for patients suffering from neurodegenerative diseases, such as Alzheimer’s disease and Cognitive Impairment with Traumatic Brain Injury (“TBI”), for which there are limited or no treatment options. The registered and records office of the Company is 1200 – 750 West Pender Street, Vancouver, BC, V6C 2T8. As of May 1, 2023, the Company’s common shares commenced trading on the Canadian Securities Exchange (“CSE”) under the symbol “ACOG”, previously the Company’s shares were traded on the TSX Venture Exchange (“TSX-V”) until April 28, 2023, when the Company had them delisted. The Company’s shares also trade on the Over-The-Counter Markets (“OTC”) under the trading symbol “ACOGF”.

On November 5, 2024, the Company completed a reverse stock split on the ratio of one share issued for every previously issued and outstanding twenty-five shares. All current and comparative references to the number and price per share for common shares, preferred shares, options, warrants, ACI Canada legacy performance options and weighted average number of shares, loss per share, have been restated to give effect to this reverse stock split.

On July 29, 2024, the Company was granted approval by the U.S. Food and Drug Administration (FDA) for the commercialization of ZUNVEYL, previously known as ALPHA-1062, for the treatment of mild-to-moderate Alzheimer’s disease.

Going Concern

These unaudited condensed interim consolidated financial statements have been prepared with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than through a process of forced liquidation. The Company has not generated revenues from its operations to date and as of June 30, 2024, had working capital deficit of $57,156 and an accumulated deficit of $68,766,396 which has been primarily financed by equity. The Company’s continuing operations, as intended, are dependent upon its ability to generate cash flows or obtain additional financing. Management is of the opinion that it does not have sufficient working capital to meet the Company’s liabilities and commitments as they become due for the 12 months from the date these financial statements. Management intends to finance operating costs over the next twelve months with private placements and public offerings of the Company’s common shares and funds received from the exercise of warrants and options. Additionally, the Company will also consider funding that may arise through partnerships activities and debt. There is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

These unaudited condensed interim consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption was not appropriate for these unaudited condensed interim consolidated financial statements, adjustments would be necessary to the balance sheet used. Such adjustments could be material.

NOTE 1 — NATURE OF OPERATIONS AND GOING CONCERN

Alpha Cognition Inc. (“ACI” or the “Company”) is in the business of researching and developing pharmaceutical treatments for neurological diseases. The registered and records office of the Company is 1200 – 750 West Pender Street, Vancouver, BC, V6C 2T8. As of May 1, 2023, the Company’s common shares commenced trading on the Canadian Securities Exchange (“CSE”) under the symbol “ACOG”, previously the Company’s shares were traded on the TSX Venture Exchange (“TSX-V”) until April 28, 2023, when the Company had them delisted. The Company’s shares also trade on the Over-The-Counter Markets (“OTC”) under the trading symbol “ACOGF”.

On November 5, 2024, the Company completed a reverse stock split on the ratio of one share issued for every previously issued and outstanding twenty-five shares. All current and comparative references to the number and price per share for common shares, preferred shares, options, warrants, ACI Canada legacy performance options and weighted average number of shares, loss per share, have been restated to give effect to this reverse stock split.

Going Concern

These consolidated financial statements have been prepared with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than through a process of forced liquidation. The Company has not generated revenues from its operations to date and as of December 31, 2023, had a working capital deficiency of $697,554 and an accumulated deficit of $61,648,173 which has been primarily financed by equity. The Company’s continuing operations, as intended, are dependent upon its ability to generate cash flows or obtain additional financing. Management is of the opinion that it does not have sufficient working capital to meet the Company’s liabilities and commitments as they become due for the 12 months from the date these financial statements were available to be issued. Management intends to finance operating costs over the next twelve months with private placements and public offerings of the Company’s common shares and funds received from the exercise of warrants and share options. Additionally, the Company will also consider funding that may arise through partnerships activities and debt. There is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption was not appropriate for these consolidated financial statements, adjustments would be necessary to the balance sheet used. Such adjustments could be material.